SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV
REINSURANCE
AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2017
Life Insurance In-Force	$59,722	$26,880	$1,194	$34,036	3.5%
Premiums:
Life insurance and annuities	$48	$36	$3	$15	20.0%
Accident and health	11	3	—	8	—%
Total Premiums	$59	$39	$3	$23	13.0%
2016
Life Insurance In-Force	$53,508	$27,802	$637	$26,343	2.4%
Premiums:
Life insurance and annuities	$37	$37	$3	$3	100.0%
Accident and health	1	—	—	1	—%
Total Premiums	$38	$37	$3	$4	75.0%
2015
Life Insurance In-Force	$49,744	$28,474	$661	$21,931	3.0%
Premiums:
Life insurance and annuities	$39	$39	$1	$1	100.0%
Accident and health	—	—	—	—	—%
Total Premiums	$39	$39	$1	$1	100.0%